OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Reclassifications (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)	$ 13,771	$ 13,267	$ 12,309
Interest expense	(3,019)	(2,966)	(2,300)
Total before tax	5,906	3,298	474
Income tax (expense) recovery	(922)	(842)	(322)
Net income (loss) attributable to common shares from continuing operations	4,594	2,829	641
Plant operating costs and other	4,413	4,073	4,228
Income (loss) from equity investments	1,558	1,310	999
Net gain (loss) on sale of assets	620	0	0
Amounts reclassified from AOCI | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	20	(97)	(63)
Income tax (expense) recovery	(4)	23	21
Net income (loss) attributable to common shares from continuing operations	16	(74)	(42)
Amounts reclassified from AOCI | Cash flow hedges | Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(12)	(12)	(16)
Amounts reclassified from AOCI | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	6	0	(9)
Income tax (expense) recovery	0	0	3
Net income (loss) attributable to common shares from continuing operations	6	0	(6)
Amounts reclassified from AOCI | Amortization of actuarial gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	6	0	(11)
Amounts reclassified from AOCI | Settlement gain (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	0	0	2
Amounts reclassified from AOCI | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) recovery	(4)	(6)	(1)
Net income (loss) attributable to common shares from continuing operations	15	16	3
Income (loss) from equity investments	19	22	4
Amounts reclassified from AOCI | Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) recovery	0	0	0
Net income (loss) attributable to common shares from continuing operations	15	0	0
Net gain (loss) on sale of assets	15	0	0
Power and Energy Solutions | Amounts reclassified from AOCI | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)	$ 32	$ (85)	$ (47)